Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

Note 7:- Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2021 and 2022:

	Fair value measurements
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets at fair value through the other comprehensive income	9,408	-	462	9,870
Financial assets measured at fair value through profit or loss	738	-	4,762	5,500
Dividend preference derivative in TSG (1)	-	-	3,000	3,000
Foreign currency derivative contracts	-	109	-	109
	$10,146	$109	$8,224	$18,479

	Fair value measurements
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Put options of non-controlling interests	-	-	72,188	72,188
Contingent consideration in respect of business combination	-	-	30,635	30,635
	$-	$-	$102,823	$102,823

	Fair value measurements
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Dividend preference derivative in TSG (1)	-	-	2,023	2,023
Convertible bonds at fair value through profit or loss	-	1,142	-	1,142
Foreign currency derivative contracts	-	188	-	188
	$-	$1,330	$2,023	$3,353

Liabilities:
Put options of non-controlling interests	-	-	71,278	71,278
Contingent consideration in respect of business combination	-	-	24,495	24,495
	$-	$-	$95,773	$95,773

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.